Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents information about the Plan's assets measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
BOKF common stock	$51,063,570	$—	$—	$51,063,570
Registered investment companies	771,026,816	—	—	771,026,816
Self-directed brokerage accounts	88,221,287	3,864,406	—	92,085,693
Collective investment funds measured at NAV[1]				397,336,633
Total	$910,311,673	$3,864,406	$—	$1,311,512,712

	December 31, 2024
	Level 1	Level 2	Level 3	Total
BOKF common stock	$50,765,240	$—	$—	$50,765,240
Registered investment companies	709,523,023	—	—	709,523,023
Self-directed brokerage accounts	74,556,414	3,360,573	—	77,916,987
Collective investment funds measured at NAV[1]				332,119,198
Total	$834,844,677	$3,360,573	$—	$1,170,324,448
1     In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.